10-Q Share-based compensation - Narrative (Details) $ in Millions		3 Months Ended		12 Months Ended
	Jun. 05, 2026	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-based payment arrangements
Unrecognized stock-based compensation expense relating to stock options		$ 10.1	$ 16.4	$ 12.2	$ 13.7	$ 18.3
Subsequent events
Share-based payment arrangements
Reverse stock split	0.33
Stock options
Share-based payment arrangements
Weighted-average amortization period		1 year 9 months 25 days	2 years 2 months 15 days	1 year 11 months 12 days	2 years	2 years 3 months 21 days
Performance stock units
Share-based payment arrangements
Weighted-average amortization period		1 year 9 months 14 days	1 year 10 months 20 days	1 year 6 months 10 days	1 year 4 months 28 days	2 years 2 months 12 days
Unrecognized stock-based compensation expense		$ 20.9	$ 10.1	$ 10.7	$ 2.3	$ 5.3
Restricted stock units
Share-based payment arrangements
Weighted-average amortization period		2 years 4 months 9 days	2 years 5 months 1 day	2 years 4 months 20 days	1 year 11 months 12 days	1 year 9 months 29 days
Unrecognized stock-based compensation expense		$ 37.0	$ 26.2	$ 33.9	$ 15.7	$ 17.9
SVS | 2018 Long Term Incentive Plan
Share-based payment arrangements
Percent of shares reserved for future issuance		10.00%		10.00%